LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Summary of weighted average remaining lease terms and discount rates for the operating lease

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	5
Weighted average discount rate	11.5%

Schedule of future minimum rent payable under non-cancelable operating leases

2022	$137
2023	137
2024	139
2025	145
2026	107
Total lease payments	665
Less: imputed interest	(150)
Present value of lease liabilities	$515
Lease liabilities - current	(84)
Lease liabilities – non-current	(431)